12. BORROWINGS, FINANCING AND DEBENTURES (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Raised	R$ 2,154,471
Payment of Principal	5,019,978
Debt charges	2,141,710	R$ 2,634,931	R$ 3,050,036
Prepayment
Disclosure of detailed information about borrowings [line items]
Payment of Principal	849,654
Debt charges	280,923
Bonds
Disclosure of detailed information about borrowings [line items]
Raised	1,749,099
Payment of Principal	1,632,464
Debt charges	675,370
BNDES/FINAME
Disclosure of detailed information about borrowings [line items]
Raised	10,792
Payment of Principal	1,948,014
Debt charges	1,173,380
Other
Disclosure of detailed information about borrowings [line items]
Raised	394,580
Payment of Principal	589,846
Debt charges	R$ 12,037